ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Environmental Remediation Obligations [Abstract]
Summary of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2024 and 2023:

Year ended December 31, 2024 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	39	40	79
Expenditures	(34)	(3)	(37)
Revaluation adjustment	1	4	5
Environmental liabilities - ending	6	41	47
Less: current portion	(6)	(5)	(11)
	—	36	36

Year ended December 31, 2023 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	49	44	93
Interest accretion	1	—	1
Expenditures	(28)	(3)	(31)
Revaluation adjustment	17	(1)	16
Environmental liabilities - ending	39	40	79
Less: current portion	(33)	(5)	(38)
	6	35	41

Summary of Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the consolidated balance sheets after factoring in the discount rate:

As at December 31, 2024 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	6	41	47
Less: discounting environmental liabilities to present value	—	—	—
Discounted environmental liabilities	6	41	47

As at December 31, 2023 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	39	41	80
Less: discounting environmental liabilities to present value	—	(1)	(1)
Discounted environmental liabilities	39	40	79

Summary of Estimated Future Environmental Expenditures	As at December 31, 2024, the estimated future environmental expenditures were as follows:

(millions of dollars)
2025	11
2026	5
2027	2
2028	2
2029	1
Thereafter	26
47